Condensed Interim Consolidated Statements of Changes in Shareholders' Equity (unaudited) (Parenthetical) - shares	Jun. 30, 2019	Dec. 31, 2018
Consolidated Statements Of Changes In Shareholders' Equity [Abstract]
Treasury shares held	55,096	14,971